Provisions - Additional Information (Detail) SFr in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CHF (SFr)
Disclosure Of Provisions [Line Items]
Provisions	SFr 6,438		SFr 11,003
Discount rate on provision	5.00%
Consideration transferred, acquisition-date fair value	SFr 4,782
Legal proceedings provision	136
Actual Legal Proceedings Provision	142
Termination benefits expense	SFr 235
Bottom of range [member]
Disclosure Of Provisions [Line Items]
Percentage weighted present value of potential payments	12.00%
Top of range [member]
Disclosure Of Provisions [Line Items]
Percentage weighted present value of potential payments	75.00%
AdVita [member]
Disclosure Of Provisions [Line Items]
Contingent payments	SFr 9,300	€ 10
APR [member]
Disclosure Of Provisions [Line Items]
Contingent payments	28,000
Contingent liabilities [member]
Disclosure Of Provisions [Line Items]
Provisions	SFr 6,203		SFr 10,867